Annual Total Returns (Vanguard Long-Term Investment-Grade Fund - Investor Shares Participant) (Vanguard Long-Term Investment-Grade Fund, Vanguard Long-Term Investment-Grade Fund - Investor Shares)	12 Months Ended
Jan. 31, 2013
Vanguard Long-Term Investment-Grade Fund | Vanguard Long-Term Investment-Grade Fund - Investor Shares
Annual Total Return
2012	11.66%
2011	17.18%
2010	10.71%
2009	8.75%
2008	2.29%
2007	3.75%
2006	2.86%
2005	5.13%
2004	8.94%
2003	6.26%